SUMMARY OF DETAILS OF WARRANTS OUTSTANDING (Details)	12 Months Ended
	Jan. 31, 2022 shares
IfrsStatementLineItems [Line Items]
Number of warrants exercisable	10,688,239
May 17, 2021 [Member]
IfrsStatementLineItems [Line Items]
Number of warrants exercisable	3,849,668
Warrants exercise price description	$0.20 expiring on May 17, 2023
May 17, 2021 [Member] | Broker Warrants [Member]
IfrsStatementLineItems [Line Items]
Number of warrants exercisable	149,310	[1]
Warrants exercise price description	$0.20 expiring on May 17, 2023	[1]
November 23. 2021 [Member]
IfrsStatementLineItems [Line Items]
Number of warrants exercisable	6,460,872
Warrants exercise price description	$0.30 if exercised prior to November 23, 2022; $0.60 if exercised after November 23, 2022 but prior to November 23, 2023
November 23. 2021 [Member] | Broker Warrants [Member]
IfrsStatementLineItems [Line Items]
Number of warrants exercisable	228,389	[1]
Warrants exercise price description	$0.30 if exercised prior to November 23, 2022 $0.60 is exercised after November 23, 2022 but prior to November 23, 2023	[1]

[1]	Broker warrants issued on closing of the Unit Offering and SR Offering.